Annual Total Returns [BarChart] - First Trust Asia Pacific ex-Japan AlphaDEX Fund - First Trust Asia Pacific ex-Japan AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2012	22.54%
2013	3.83%
2014	4.23%
2015	0.97%
2016	0.29%
2017	35.93%
2018	(20.71%)
2019	7.35%
2020	14.89%